Other Income And Other Expense	12 Months Ended
Dec. 31, 2011
Other Income And Other Expense [Abstract]
Other Income And Other Expense

Note 14 ❑ Other Income and Other Expense

Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2011	2010	2009

All other income and commissions:
Bankcard income	$22,388	$19,761	$20,161
Bank-owned life insurance	19,615	25,898	19,744
ATM interchange fees	13,690	14,169	11,335
Other service charges	12,182	10,368	11,619
Letter of credit fees	6,282	6,493	5,989
Electronic banking fees	6,225	7,111	6,020
Gains on extinguishment of debt	5,761	17,060	16,412
Remittance processing	931	2,008	11,765
Reinsurance fees	178	2,310	9,130
Deferred compensation (a)	(517)	3,621	7,497
Other	31,103	24,580	29,590

Total	$117,838	$133,379	$149,262

All other expense:
Losses from litigation and regulatory matters (b)	$41,279	$2,398	$3,466
Low income housing expense	20,356	22,229	22,000
Advertising and public relations	16,884	22,840	21,857
Other insurance and taxes	13,721	11,523	11,872
Travel and entertainment	8,324	9,800	8,992
Customer relations	4,908	6,994	7,777
Employee training and dues	4,770	4,634	5,048
Bank examinations costs	4,500	4,578	4,884
Supplies	3,800	4,519	4,483
Loan insurance expense (c)	2,907	(686)	7,811
Federal service fees	1,435	2,610	5,078
Other (d)(e)(f)	39,069	21,856	77,963

Total	$161,953	$113,295	$181,231

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.

(b)	2011 includes a $36.7 million litigation settlement. See Note 18 – Contingencies and Other Disclosures.

(c)	2010 includes cancellation of an HLTV insurance contract and return of $3.8 million of premiums.

(d)	Includes a portion of net charges for restructuring, repositioning, and efficiency initiatives. See Note 26.

(e)	Includes net expense reversals related to Visa litigation matters of $3.3 million, $13.0 million, and $7.0 million in 2011, 2010, and 2009, respectively.

(f)	2011 includes a $9.4 million increase in derivative liabilities associated with prior sales of Visa shares related to an expected decline in the conversion ratio for Visa class B shares.